Note 5 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation, Total	$ 4,370,000	$ 4,235,000	$ 4,250,000
Construction and Repairs of Buildings [Member] | Director [Member]
Related Party Transaction, Amounts of Transaction	$ 379,000	$ 1,227,000	$ 571,000